Statement of changes in shareholders' equity - BRL BRL in Thousands	Capital	Share issuance costs	Capital Reserves	Treasury shares	Other reserves	Other comprehensive income	Legal	Investments	Additional dividends proposed	Retained earnings (accumulated deficit)	Equity attributable to owners of parent	Non-controlling interest	Total
Equity at beginning of period at Dec. 31, 2014	BRL 9,740,777	BRL (11,771)	BRL 3,920	BRL (10,346)		BRL 1,613,312	BRL 311,579	BRL 2,916,566			BRL 14,564,037	BRL 51,668	BRL 14,615,705
Changes in shareholders' equity
Net income										BRL 342,185	342,185	14,800	356,985
Other comprehensive income						26,589					26,589		26,589
Total comprehensive income						26,589				342,185	368,774	14,800	383,574
Transactions with shareholders
Unclaimed dividends forfeited								158			158		158
Repurchase of shares (Note 29)				(32)							(32)		(32)
Stock option program (Note 31(ii))			11,554								11,554		11,554
Dividends declared - non-controlling interest (Portocel)												(3,516)	(3,516)
Dividends distributed								(2,110,854)			(2,110,854)		(2,110,854)
Minimum mandatory dividend - 25% (Note 29)										(81,269)	(81,269)		(81,269)
Additional dividend proposed									BRL 218,731	(218,731)
Legal reserve (Note 29)							17,110			(17,110)
Investment reserve appropriation (Note 29(c))								25,075		(25,075)
Equity at end of period at Dec. 31, 2015	9,740,777	(11,771)	15,474	(10,378)		1,639,901	328,689	830,945	218,731		12,752,368	62,952	12,815,320
Changes in shareholders' equity
Net income										1,654,848	1,654,848	8,768	1,663,616
Other comprehensive income						(40,261)					(40,261)		(40,261)
Total comprehensive income						(40,261)				1,654,848	1,614,587	8,768	1,623,355
Transactions with shareholders
Stock option program (Note 31(ii))			(4,124)								(4,124)		(4,124)
Dividends declared - non-controlling interest (Portocel)												(5,114)	(5,114)
Dividends distributed									BRL (218,731)		(218,731)		(218,731)
Minimum mandatory dividend - 25% (Note 29)										(393,026)	(393,026)		(393,026)
Legal reserve (Note 29)							(82,743)			82,743			(82,743)
Investment reserve appropriation (Note 29(c))								(1,179,079)		1,179,079
Equity at end of period at Dec. 31, 2016	9,740,777	(11,771)	11,350	(10,378)	BRL 1,599,640	1,599,640	411,432	2,010,024			13,751,074	66,606	13,817,680
Changes in shareholders' equity
Net income										1,085,265	1,085,265	8,079	1,093,344
Other comprehensive income						9,227					9,227		9,227
Total comprehensive income						9,227				1,085,265	1,094,492	8,079	1,102,571
Transactions with shareholders
Unclaimed dividends forfeited								44			44		44
Repurchase of shares (Note 29)				(17,046)							(17,046)		(17,046)
Stock option program (Note 31(ii))			3,090								3,090		3,090
Exercise of stock option program			(1,079)	4,338							3,259		3,259
Dividends declared - non-controlling interest (Portocel)												(1,919)	(1,919)
Minimum mandatory dividend - 25% (Note 29)										(257,750)	(257,750)		(257,750)
Legal reserve (Note 29)							(54,263)			54,263			(54,263)
Investment reserve appropriation (Note 29(c))								773,252		BRL (773,252)
Equity at end of period at Dec. 31, 2017	BRL 9,740,777	BRL (11,771)	BRL 13,361	BRL (23,086)	BRL 1,608,867	BRL 1,608,867	BRL 465,695	BRL 2,783,320			BRL 14,577,163	BRL 72,766	BRL 14,649,929